NEW ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
NEW ACCOUNTING PRONOUNCEMENTS	NEW ACCOUNTING PRONOUNCEMENTS
New Accounting Pronouncements Adopted
ASU 2023-07 – Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which enhances interim and annual segment disclosure requirements, including disclosure of certain significant segment expenses. The amendments in this update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. Dole adopted the updated disclosure guidance for the annual reporting period beginning January 1, 2024. The amendments in this update were applied retrospectively to all prior periods presented. Refer to Note 6 “Segments” for the Company’s segment disclosures.
New Accounting Pronouncements Not Yet Adopted
ASU 2023-09 – Income Taxes (Topic 740): Improvements to Income Tax Disclosures
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances certain income tax disclosure requirements, including additional disclosure related to the income tax rate reconciliation and income taxes paid. The amendments in this update are effective for annual periods beginning after December 15, 2024, with early adoption permitted. We are evaluating the potential impact of the new requirements on our income tax disclosures.
ASU 2024-03 and ASU 2025-01 – Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses